Other reserves - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Other reserves	£ (953)		£ (1,302)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,038		3,690
Increase (decrease) in equity	(1,652)		(93)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,316)		(1,681)
Increase (decrease) in equity	365	£ (474)
Gains (losses) on changes in fair value	427	(522)
Net gains (losses) transferred to net profits	(82)	134
Tax charge (credit)	141	(181)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,333)		(2,448)
Increase (decrease) in equity	1,115	447
Gains (losses) on changes in fair value	911	(1,142)
Net gains (losses) transferred to net profits	(628)	(1,699)
Tax charge (credit)	431	154
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(540)		(1,059)
Increase (decrease) in equity	519	(819)
Tax charge (credit)	194	(309)
Gain (loss) on change in value of foreign currency basis spreads, before tax	709	£ (1,131)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ 198		£ 196